Share-based payments - Summary of valuation for each tranche of options (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020	13/01/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.62
Exercise price	$ 0.88	$ 0.88
Volatility (%)	74.50%
Dividend yield (%)	0.00%
Risk free Rate	1.95%
Fair value per option	$ 340
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Nov. 09, 2024	Nov. 09, 2024
Share price at Grant Date	$ 0.89
Exercise price	$ 1.13	$ 1.13
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.10%
Fair value per option	$ 410
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.89
Exercise price	$ 0.88	$ 0.88
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.10%
Fair value per option	$ 500
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021	04/01/2021
Expiry date	Jan. 04, 2025	Jan. 04, 2025
Share price at Grant Date	$ 1.19
Exercise price	$ 1.69	$ 1.69
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.19%
Fair value per option	$ 600
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021	09/09/2021
Expiry date	Jun. 26, 2026	Jun. 26, 2026
Share price at Grant Date	$ 1.42
Exercise price	$ 1.37	$ 1.37
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 880
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.69	$ 1.69
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 850
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 2.24	$ 2.24
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 750
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.56	$ 1.56
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 970
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022	01/02/2022
Expiry date	Feb. 01, 2027	Feb. 01, 2027
Share price at Grant Date	$ 0.8
Exercise price	$ 0.94	$ 0.94
Volatility (%)	44.00%
Dividend yield (%)	0.00%
Risk free Rate	2.95%
Fair value per option	$ 630
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022	24/05/2022
Expiry date	May 24, 2027	May 24, 2027
Share price at Grant Date	$ 0.17
Exercise price	$ 0.78	$ 0.78
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.64%
Fair value per option	$ 100
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/03/2023	03/03/2023
Expiry date	Mar. 03, 2027	Mar. 03, 2027
Share price at Grant Date	$ 0.17
Exercise price	$ 0.15	$ 0.15
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.64%
Fair value per option	$ 100
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/05/2023	05/03/2023
Expiry date	May 03, 2027	May 03, 2027
Share price at Grant Date	$ 0.19
Exercise price	$ 0.19	$ 0.19
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.22%
Fair value per option	$ 110
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	22/04/2024
Expiry date	Apr. 22, 2029
Share price at Grant Date	$ 0.59
Exercise price	$ 0.59
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	3.96%
Fair value per option	$ 430
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	17/06/2024
Expiry date	Jun. 17, 2029
Share price at Grant Date	$ 0.35
Exercise price	$ 0.58
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	3.84%
Fair value per option	$ 230
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	27/06/2024
Expiry date	Jun. 27, 2030
Share price at Grant Date	$ 0.35
Exercise price	$ 0.33
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	4.17%
Fair value per option	$ 270
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/09/2024
Expiry date	Sep. 11, 2029
Share price at Grant Date	$ 0.56
Exercise price	$ 0.5
Volatility (%)	121.00%
Dividend yield (%)	0.00%
Risk free Rate	3.52%
Fair value per option	$ 470
Tranche 21-22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	14/01/2025
Expiry date	Jul. 14, 2030
Share price at Grant Date	$ 1.53
Exercise price	$ 1.5
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	4.17%
Fair value per option	$ 1,170